RISKS (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Undue [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.08%	0.06%	0.35%
Undue [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.18%	0.04%	0.49%
Undue [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.02%
Undue [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	12.58%
Thirty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.26%	0.29%	1.11%
Thirty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.48%	0.17%	0.72%
Thirty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.06%
Thirty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.00%	0.94%
Sixty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	2.54%	2.08%	5.74%
Sixty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	13.24%	0.77%	5.96%
Sixty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.01%	0.72%
Sixty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.01%	0.00%
Ninety Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	7.11%	2.83%	9.78%
Ninety Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	31.50%	2.72%	16.21%
Ninety Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.05%	2.26%
Ninety Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.05%	0.00%
One Hundred Twenty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	14.37%	4.67%	11.23%
One Hundred Twenty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	32.01%	6.88%	16.23%
One Hundred Twenty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.12%	9.95%
One Hundred Twenty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.12%	0.00%
One Hundred Fifty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	21.39%	6.12%	19.77%
One Hundred Fifty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	32.09%	19.88%	17.74%
One Hundred Fifty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.52%	23.84%
One Hundred Fifty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.52%	0.00%
One Hundred Eighty Days [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	27.22%	6.24%	20.87%
One Hundred Eighty Days [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	32.31%	21.97%	17.76%
One Hundred Eighty Days [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.52%	19.14%
One Hundred Eighty Days [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.52%	0.00%
One Hundred Eighty Days And More [Member] | Generation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	33.01%	6.25%	22.71%
One Hundred Eighty Days And More [Member] | Oil Gas [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	32.38%	15.89%	17.79%
One Hundred Eighty Days And More [Member] | Petrochemicals [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.54%	36.92%
One Hundred Eighty Days And More [Member] | Holding [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.54%	0.00%